Business Combination - Summary of Previous Carrying Values and Fair Values Recognized on Acquisition Date (Detail) ₱ in Millions, $ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Aug. 06, 2015 PHP (₱)	Aug. 06, 2015 SGD ($)	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Aug. 31, 2015 PHP (₱)	Aug. 31, 2015 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2015 USD ($)	May 30, 2016 PHP (₱)	Aug. 06, 2015 SGD ($)	Dec. 31, 2014 PHP (₱)
ASSETS
Property and equipment (Note 9)							₱ 186,907.0	₱ 203,188.0		₱ 195,782.0
Intangibles							8,204.0	8,901.0
Cash and cash equivalents							32,905.0	38,722.0		46,455.0				₱ 26,659.0
TOTAL ASSETS							459,444.0	475,119.0		455,095.0
Liabilities:
Deferred income tax liability							3,366.0	3,567.0		3,704.0
TOTAL LIABILITIES							348,261.0	366,582.0		341,197.0
Goodwill from the acquisition (Note 15)							61,379.0	61,379.0
Purchase consideration transferred			₱ 26,487.0	₱ 13,243.0			1,294.0
Cash paid										151.0
Accounts payable – others												₱ 17,200.0
Net cash flows used in investing activities							(21,060.0)	(41,982.0)		(39,238.0)
Voyager Innovations Singapore Pte. Ltd. [Member]
Liabilities:
Goodwill from the acquisition (Note 15)							₱ 196.0
Cash paid					₱ 137.0	$ 3.0		₱ 31.0	$ 0.7	₱ 8.0	$ 0.2
Previous Carrying Values [Member] | Voyager Innovations Singapore Pte. Ltd. [Member]
ASSETS
Property and equipment (Note 9)	₱ 0.3
Cash and cash equivalents	2.7												$ 0.1
Trade receivables	5.1												0.1
Prepayments and other current assets	0.1
TOTAL ASSETS	8.2												0.2
Liabilities:
Accounts payable and other liabilities	4.6												0.1
TOTAL LIABILITIES	4.6												0.1
Total identifiable net assets acquired	3.6												0.1
Fair Values Recognized on Acquisition [Member] | Voyager Innovations Singapore Pte. Ltd. [Member]
ASSETS
Property and equipment (Note 9)	0.3
Intangibles	25.9												0.8
Cash and cash equivalents	2.7												0.1
Trade receivables	5.1												0.1
Prepayments and other current assets	0.1
TOTAL ASSETS	34.1												1.0
Liabilities:
Accounts payable and other liabilities	4.6												0.1
Deferred income tax liability	4.4												0.1
TOTAL LIABILITIES	9.0												0.2
Total identifiable net assets acquired	25.1												0.8
Goodwill from the acquisition (Note 15)	195.5												5.9
Purchase consideration transferred	220.6	$ 6.7
Cash paid	137.3	4.1
Accounts payable – others	83.3												2.5
Cash flow from investing activity:	220.6												$ 6.6
Cash acquired	(2.7)	(0.1)
Net cash flows used in investing activities	₱ 134.6	$ 4.0